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                        SUPPLEMENT DATED AUGUST 28, 2003
                                       TO
                   MONY AMERICA VARIABLE ACCOUNT L PROSPECTUS
                                DATED MAY 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                     MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

In the section, "The Portfolios", for the Morgan Stanley UIF Value Equity Subaccount add Morgan Stanley Investment Management Limited as sub-adviser.


333-06071                                                 14352 SL (Sup 8/28/03)
                                                          14470 SL (Sup 8/28/03)
                                                       14630 SL CD (Sup 8/28/03)